Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000224149 | Kweichow Moutai8198432
Holdings [Line Items]
Percent of Total Investments	6.10%
C000224149 | Ping An Insurance Group of China8198472
Holdings [Line Items]
Percent of Total Investments	5.50%
C000224149 | Contemporary Amperex Technology8198319
Holdings [Line Items]
Percent of Total Investments	3.80%
C000224149 | Shenzhen Mindray Bio-Medical Electronics8198507
Holdings [Line Items]
Percent of Total Investments	3.20%
C000224149 | China Merchants Bank8198289
Holdings [Line Items]
Percent of Total Investments	3.00%
C000224149 | Midea Group8198447
Holdings [Line Items]
Percent of Total Investments	3.00%
C000224149 | BYD8198274
Holdings [Line Items]
Percent of Total Investments	2.60%
C000224149 | China Pacific Insurance Group8198295
Holdings [Line Items]
Percent of Total Investments	2.50%
C000224149 | Wuliangye Yibin8198541
Holdings [Line Items]
Percent of Total Investments	2.20%
C000224149 | China State Construction Engineering8198308
Holdings [Line Items]
Percent of Total Investments	2.10%
C000224149 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000224149 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000224149 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224149 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224149 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000224149 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000224149 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000224149 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000224149 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000224149 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000224149 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000232916 | Taiwan Semiconductor Manufacturing8198773
Holdings [Line Items]
Percent of Total Investments	14.30%
C000232916 | Samsung Electronics8198584
Holdings [Line Items]
Percent of Total Investments	4.50%
C000232916 | Trent8198512
Holdings [Line Items]
Percent of Total Investments	2.10%
C000232916 | Hon Hai Precision Industry8198744
Holdings [Line Items]
Percent of Total Investments	1.70%
C000232916 | Itausa8198828
Holdings [Line Items]
Percent of Total Investments	1.60%
C000232916 | Bharti Airtel8198413
Holdings [Line Items]
Percent of Total Investments	1.40%
C000232916 | SK Hynix8198594
Holdings [Line Items]
Percent of Total Investments	1.40%
C000232916 | HDFC Asset Management8198445
Holdings [Line Items]
Percent of Total Investments	1.30%
C000232916 | Hindustan Aeronautics8198454
Holdings [Line Items]
Percent of Total Investments	1.30%
C000232916 | Krafton8198573
Holdings [Line Items]
Percent of Total Investments	1.20%
C000232916 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000232916 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000232916 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000232916 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000232916 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000232916 | Greece
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000232916 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000232916 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000232916 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000232916 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000232916 | India
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000232916 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000232917 | NVIDIA8198532
Holdings [Line Items]
Percent of Total Investments	5.60%
C000232917 | Apple8198341
Holdings [Line Items]
Percent of Total Investments	5.50%
C000232917 | Microsoft8198508
Holdings [Line Items]
Percent of Total Investments	4.90%
C000232917 | Amazon.com8198338
Holdings [Line Items]
Percent of Total Investments	3.10%
C000232917 | Alphabet8198328
Holdings [Line Items]
Percent of Total Investments	2.70%
C000232917 | Costco Wholesale8198380
Holdings [Line Items]
Percent of Total Investments	2.40%
C000232917 | Booking Holdings8198358
Holdings [Line Items]
Percent of Total Investments	2.20%
C000232917 | Shell8198808
Holdings [Line Items]
Percent of Total Investments	2.00%
C000232917 | Allianz8198679
Holdings [Line Items]
Percent of Total Investments	1.70%
C000232917 | Eli Lilly8198412
Holdings [Line Items]
Percent of Total Investments	1.70%
C000232917 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000232917 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000232917 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000232917 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000232917 | France
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000232917 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000232917 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000232917 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000232917 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000232917 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000232917 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000232917 | United States
Holdings [Line Items]
Percent of Net Asset Value	74.30%
C000248857 | Fujikura8198613
Holdings [Line Items]
Percent of Total Investments	6.10%
C000248857 | Mitsubishi UFJ Financial Group8198640
Holdings [Line Items]
Percent of Total Investments	5.00%
C000248857 | Fast Retailing8198608
Holdings [Line Items]
Percent of Total Investments	4.60%
C000248857 | Asics8198592
Holdings [Line Items]
Percent of Total Investments	4.50%
C000248857 | Sanrio8198655
Holdings [Line Items]
Percent of Total Investments	4.50%
C000248857 | Maruwa8198635
Holdings [Line Items]
Percent of Total Investments	4.30%
C000248857 | NEC8198643
Holdings [Line Items]
Percent of Total Investments	4.00%
C000248857 | Hitachi8198616
Holdings [Line Items]
Percent of Total Investments	3.80%
C000248857 | SIGMAXYZ Holdings8198667
Holdings [Line Items]
Percent of Total Investments	3.80%
C000248857 | Shin-Etsu Chemical8198663
Holdings [Line Items]
Percent of Total Investments	3.50%
C000248857 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000248857 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000248857 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000248857 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000248857 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000248857 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000248857 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000248857 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.40%